SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2024
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

16.SHARE-BASED COMPENSATION

Restricted shares

For the years ended December 31, 2024, 2023 and 2022, the board of directors of KAH approved certain incentive plans to gran restricted shares to the management and employees of the Group.

On May 16, 2022, the board of directors of KAH approved the Kaixin 2022 Plan. The maximum number of ordinary shares that may be delivered pursuant to awards granted under the Kaixin 2022 Plan is 43,888 Class A Ordinary Shares (after giving effects to the First Share Consolidation effected in September 2023 and the Second Share Consolidation effected in October 2024. Note 1). As of December 31, 2024 and 2023, the Group has granted 43,888 and 43,888 restricted shares (after giving effects to the First Share Consolidation effected in September 2023 and the Second Share Consolidation effected in October 2024. Note 1) under the Kaixin 2022 Plan.

On March 13, 2023, the board of directors of KAH approved the Kaixin 2023 Plan. The maximum number of ordinary shares that may be delivered pursuant to awards granted under the Kaixin 2023 Plan is 43,888 Class A Ordinary Shares (after giving effects to the First Share Consolidation effected in September 2023 and the Second Share Consolidation effected in October 2024. Note 1). As of December 31, 2024 and 2023, the Group has granted 43,888 restricted shares (after giving effects to the First Share Consolidation effected in September 2023 and the Second Share Consolidation effected in October 2024. Note 1) under the Kaixin 2023 Plan.

On January 9, 2024, the board of directors of KAH approved the Kaixin 2024 Plan. On October 15, 2024, the board of directors of KAH approved the amendment of Kaixin 2024 Plan. The maximum number of ordinary shares that may be delivered pursuant to awards granted under the Kaixin 2024 Plan is 17,133,333 Class A Ordinary Shares and 5,016,667 Class B Ordinary Shares (after giving effects to the Second Share Consolidation effected in October 2024. Note 1). As of December 31, 2024, the Group has granted 2,355,059 Class A Ordinay Shares and 1,100,000 Class B Ordinay Shares (after giving effects to the First Share Consolidation effected in September 2023 and the Second Share Consolidation effected in October 2024. Note 1) under the Kaixin 2024 Plan.

The estimated fair value of restricted shares granted under Kaxin 2022 Plan, Kaixin 2023 Plan and Kaixin 2024 Plan were the closing prices prevailing on each grant date.

16.SHARE-BASED COMPENSATION (CONTINUED)

Restricted shares (cont.)

A summary of the nonvested restricted shares activity as of December 31, 2024 and 2023 is as follows:

		Weighted average fair value
	Number of nonvested	per ordinary share
	restricted shares	at the grant dates
Unvested as of December 31, 2022	$5,588	$1,200.60
Forfeited	—	$—
Granted	43,888	$232.20
Vested	(46,290)	$285.60
Unvested as of December 31, 2023	$3,186	$1,397.40
Forfeited	—	$—
Granted	3,455,059	$3.15
Vested	(3,455,059)	$3.15
Unvested as of December 31, 2024	$3,186	$1,397.40

As of December 31, 2024, there was approximately $1,181 of total unrecognized compensation cost related to unvested restricted shares. The unrecognized compensation costs are expected to be recognized over a weighted average period of 3.10 years. For the years ended December 31, 2024, 2023 and 2022, the total fair value of vested shares was $10,856, $11,897 and $40,078.

Total share-based compensation expense of share-based awards granted to employees and directors for the years ended December 31, 2024, 2023 and 2022 were as follows:

	For the years ended December 31,
	2024	2023	2022
Selling and marketing	$—	$—	$239
Research and development	—	—	44
General and administrative	10,856	11,968	39,027
Total share-based compensation expense	$10,856	$11,968	$39,310